Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2025

	Shares	Value
COMMON STOCKS† - 9.9%
Technology - 2.2%
Broadcom, Inc.[1]	20,000	$ 4,425,400
Marvell Technology, Inc.[1]	30,000	3,385,800
NVIDIA Corp.[1]	20,000	2,401,400
Microsoft Corp.	5,000	2,075,300
Total Technology		12,287,900
Consumer, Non-cyclical - 2.2%
AbbVie, Inc.[1]	18,000	3,310,200
Organon & Co.[1]	200,000	3,112,000
Amgen, Inc.[1]	10,000	2,854,200
Zoetis, Inc.[1]	15,000	2,563,500
Total Consumer, Non-cyclical		11,839,900
Consumer, Cyclical - 1.9%
Lowe's Companies, Inc.[1]	15,000	3,900,600
Delta Air Lines, Inc.[1]	50,000	3,363,500
Copa Holdings S.A. — Class A1	35,000	3,262,700
Total Consumer, Cyclical		10,526,800
Communications - 1.2%
Expedia Group, Inc.*,1	25,000	4,273,750
Alphabet, Inc. — Class A1	12,000	2,448,240
Total Communications		6,721,990
Financial - 0.9%
Citigroup, Inc.[1]	38,000	3,094,340
M&T Bank Corp.[1]	10,000	2,012,400
Total Financial		5,106,740
Industrial - 0.6%
General Electric Co.[1]	16,000	3,257,120
Energy - 0.6%
Diamondback Energy, Inc.[1]	19,000	3,122,840
Basic Materials - 0.3%
United States Steel Corp.[1]	50,000	1,842,500
Total Common Stocks
(Cost $52,209,400)		54,705,790
CONVERTIBLE PREFERRED STOCKS† - 8.7%
Utilities - 3.1%
NextEra Energy, Inc.
7.30% due 06/01/27[1]	159,014	7,753,523
6.93% due 09/01/25[1]	54,640	2,270,565
PG&E Corp.
6.00% due 12/01/27††,1	172,466	7,283,239
Total Utilities		17,307,327
Industrial - 2.4%
Boeing Co.
6.00% due 10/15/27††,1	212,249	12,732,818
Chart Industries, Inc.
6.75% due 12/15/25[1]	5,759	450,503
Total Industrial		13,183,321
Financial - 2.3%
Bank of America Corp.
7.25%[1]	4,875	5,967,687
Apollo Global Management, Inc.
6.75% due 07/31/26[1]	39,651	3,540,307
Wells Fargo & Co.
7.50%[1]	2,165	2,573,969
Ares Management Corp.
6.75% due 10/01/27[1]	13,161	802,821
Total Financial		12,884,784
Basic Materials - 0.5%
Albemarle Corp.
7.25% due 03/01/27[1]	69,573	2,842,405
Technology - 0.4%
MicroStrategy, Inc.*	23,372	1,893,132
Total Convertible Preferred Stocks
(Cost $45,870,194)		48,110,969
MONEY MARKET FUND***,† - 3.9%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 4.31%[1,2]	21,560,525	21,560,525
Total Money Market Fund
(Cost $21,560,525)		21,560,525
	Face Amount~
CONVERTIBLE BONDS†† - 69.7%
Technology - 13.4%
Snowflake, Inc.
due 10/01/29[1,3,4]	6,251,000	8,303,672
Zscaler, Inc.
0.13% due 07/01/25[1]	4,715,000	6,457,192
Pagaya Technologies Ltd.
6.13% due 10/01/29[1,3]	4,805,000	4,963,903
Akamai Technologies, Inc.
1.13% due 02/15/29[1]	3,473,000	3,492,101
0.38% due 09/01/27[1]	1,418,000	1,465,149
Western Digital Corp.
3.00% due 11/15/28[1]	3,411,000	4,817,531
Datadog, Inc.
due 12/01/29[1,3,4]	4,141,000	4,074,676
0.13% due 06/15/25[1]	227,000	352,287
MicroStrategy, Inc.
due 12/01/29[1,3,4]	3,280,000	2,863,637
due 02/15/27[1,4]	638,000	1,502,490
ON Semiconductor Corp.
due 05/01/27[1,4]	3,527,000	4,149,037
Nutanix, Inc.
0.25% due 10/01/27[1]	2,919,000	3,835,566
Seagate HDD Cayman
3.50% due 06/01/28[1]	2,753,000	3,557,908
BILL Holdings, Inc.
due 04/01/30[1,3,4]	2,923,000	3,134,917
Evolent Health, Inc.
3.50% due 12/01/29[1]	3,173,000	2,691,021
Rapid7, Inc.
1.25% due 03/15/29[1]	2,838,000	2,635,206
Lumentum Holdings, Inc.
0.50% due 12/15/26[1]	2,096,000	2,359,465

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.7% (continued)
Technology - 13.4% (continued)
MKS Instruments, Inc.
1.25% due 06/01/30[1,3]	1,892,000	$1,924,644
Wiwynn Corp.
due 07/17/29[1,4]	1,400,000	1,416,814
Synaptics, Inc.
0.75% due 12/01/31[1,3]	1,187,000	1,291,490
Varonis Systems, Inc.
1.00% due 09/15/29[1,3]	1,185,000	1,131,379
STMicroelectronics N.V.
due 08/04/27[1,4]	1,200,000	1,111,677
Lenovo
2.50% due 08/26/29[1]	881,000	1,101,083
SK Hynix, Inc.
1.75% due 04/11/30[1]	600,000	1,044,146
Tyler Technologies, Inc.
0.25% due 03/15/26[1]	747,000	938,232
Wolfspeed, Inc.
1.88% due 12/01/29[1]	2,337,000	923,115
Guidewire Software, Inc.
1.25% due 11/01/29[1,3]	807,000	877,613
Alphawave IP Group plc
3.75% due 03/01/30[1]	600,000	681,698
Semtech Corp.
1.63% due 11/01/27[1]	316,000	599,525
HubSpot, Inc.
0.38% due 06/01/25[1]	173,000	476,096
Total Technology		74,173,270
Consumer, Non-cyclical - 11.3%
Sarepta Therapeutics, Inc.
1.25% due 09/15/27[1]	6,194,000	6,649,259
Exact Sciences Corp.
2.00% due 03/01/30[1,3]	5,431,000	5,602,076
Affirm Holdings, Inc.
0.75% due 12/15/29[1,3]	4,907,000	4,821,127
Enovis Corp.
3.88% due 10/15/28[1]	4,117,000	4,520,466
Tandem Diabetes Care, Inc.
1.50% due 03/15/29[1,3]	2,446,000	3,228,720
Global Payments, Inc.
1.50% due 03/01/31[1,3]	3,249,000	3,197,016
Dexcom, Inc.
0.38% due 05/15/28[1]	3,380,000	3,132,213
Jazz Investments I Ltd.
3.13% due 09/15/30[1,3]	2,876,000	3,127,650
CONMED Corp.
2.25% due 06/15/27[1]	3,000,000	2,832,000
Halozyme Therapeutics, Inc.
1.00% due 08/15/28[1]	2,350,000	2,791,990
iRhythm Technologies, Inc.
1.50% due 09/01/29[1,3]	2,408,000	2,542,014
Herbalife Ltd.
4.25% due 06/15/28[1]	3,186,000	2,357,640
Shift4 Payments, Inc.
0.50% due 08/01/27[1]	1,907,000	2,242,632
Lantheus Holdings, Inc.
2.63% due 12/15/27[1]	1,471,000	2,000,687
Telix Pharmaceuticals Ltd.
2.38% due 07/30/29[1]	AUD 2,200,000	1,882,380
TransMedics Group, Inc.
1.50% due 06/01/28[1]	1,698,000	1,806,362
Teladoc Health, Inc.
1.25% due 06/01/27[1]	2,000,000	1,788,000
Wuxi Apptec Hongkong Ltd.
due 10/19/25[1,4]	1,500,000	1,476,000
QIAGEN N.V.
2.50% due 09/10/31[1]	1,400,000	1,449,859
Elis S.A.
2.25% due 09/22/29[1]	EUR 800,000	1,137,281
Ionis Pharmaceuticals, Inc.
1.75% due 06/15/28[1]	1,152,000	1,112,964
Haemonetics Corp.
2.50% due 06/01/29[1,3]	1,014,000	977,496
Bridgebio Pharma, Inc.
2.50% due 03/15/27[1]	712,000	812,003
Mirum Pharmaceuticals, Inc.
4.00% due 05/01/29[1]	269,000	462,624
OPKO Health, Inc.
3.75% due 01/15/29[1]	247,000	355,374
Total Consumer, Non-cyclical		62,305,833
Consumer, Cyclical - 10.5%
Carnival Corp.
5.75% due 12/01/27[1]	4,836,000	10,631,946
Burlington Stores, Inc.
1.25% due 12/15/27[1]	2,846,000	4,260,462
Rivian Automotive, Inc.
3.63% due 10/15/30[1]	2,395,000	2,138,824
4.63% due 03/15/29[1]	1,904,000	1,895,279
Meritage Homes Corp.
1.75% due 05/15/28[1,3]	3,468,000	3,492,276
Anllian Capital 2 Ltd.
due 12/05/29[1,4]	EUR 3,000,000	3,329,488
NCL Corporation Ltd.
5.38% due 08/01/25[1]	2,000,000	3,106,300

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.7% (continued)
Consumer, Cyclical - 10.5% (continued)
Live Nation Entertainment, Inc.
3.13% due 01/15/29[1]	1,896,000	$2,811,957
Accor
0.70% due 12/07/27[1]	45,700**	2,769,188
American Airlines Group, Inc.
6.50% due 07/01/25[1]	2,033,000	2,319,538
Wynn Macau Ltd.
4.50% due 03/07/29[1,3]	2,044,000	2,052,830
Pirelli & C SpA
due 12/22/25[1,4]	EUR 1,700,000	1,886,677
Amadeus IT Group S.A.
1.50% due 04/09/25[1]	EUR 1,200,000	1,666,843
DraftKings Holdings, Inc.
due 03/15/28[1,4]	1,814,000	1,575,459
Penn Entertainment, Inc.
2.75% due 05/15/26[1]	1,417,000	1,571,784
H World Group Ltd.
3.00% due 05/01/26[1]	1,468,000	1,565,622
Marriott Vacations Worldwide Corp.
3.25% due 12/15/27[1]	1,645,000	1,543,010
ANA Holdings, Inc.
due 12/10/31[1,4]	JPY 190,000,000	1,354,295
TUI AG
1.95% due 07/26/31[1]	EUR 1,100,000	1,343,734
International Consolidated Airlines Group S.A.
1.13% due 05/18/28[1]	EUR 900,000	1,228,323
Daiwa House Industry Company Ltd.
due 03/29/30[1,4]	JPY 160,000,000	1,082,338
Lucid Group, Inc.
1.25% due 12/15/26[1,3]	1,271,000	1,031,099
Royal Caribbean Cruises Ltd.
6.00% due 08/15/25[1]	177,000	946,817
Winnebago Industries, Inc.
3.25% due 01/15/30[1,3]	1,017,000	934,369
JetBlue Airways Corp.
2.50% due 09/01/29[1,3]	509,000	648,932
indie Semiconductor, Inc.
3.50% due 12/15/29[1,3]	588,000	622,177
Total Consumer, Cyclical		57,809,567
Financial - 10.4%
Digital Realty Trust, LP
1.88% due 11/15/29[1,3]	5,526,000	5,606,127
Barclays Bank plc
1.00% due 02/16/29[1]	4,411,000	4,379,197
Ping An Insurance Group Company of China Ltd.
0.88% due 07/22/29[1]	3,700,000	4,289,372
SBI Holdings, Inc.
due 07/25/31[1,4]	JPY 530,000,000	3,926,996
Ventas Realty, LP
3.75% due 06/01/26[1]	2,612,000	3,031,226
Terawulf, Inc.
2.75% due 02/01/30[1,3]	3,302,000	3,020,869
Coinbase Global, Inc.
0.25% due 04/01/30[1,3]	2,577,000	3,011,231
Citigroup Global Markets Holdings Incorporated/United States
3.75% due 08/06/27[1]	2,469,000	2,881,076
0.80% due 02/05/30[3]	EUR 1,200,000	1,247,466
LEG Properties BV
1.00% due 09/04/30[1]	EUR 2,600,000	2,776,165
Cleanspark, Inc.
due 06/15/30[1,3,4]	2,617,000	2,464,924
Rexford Industrial Realty, LP
4.13% due 03/15/29[1,3]	2,437,000	2,402,882
Welltower OP LLC
3.13% due 07/15/29[1,3]	1,860,000	2,229,210
Galaxy Digital Holdings, LP
2.50% due 12/01/29[1,3]	1,883,000	2,063,015
Riot Platforms, Inc.
0.75% due 01/15/30[1,3]	1,822,000	1,883,631
Goldman Sachs Finance Corporation International Ltd.
due 03/15/27[1,4]	1,500,000	1,775,625
MARA Holdings, Inc.
due 03/01/30[1,3,4]	1,821,000	1,697,935
BNP Paribas S.A./New York NY
due 05/13/25[1,4]	EUR 1,200,000	1,625,676
National Storage
3.63% due 09/19/29[1]	AUD 2,500,000	1,535,576
WisdomTree, Inc.
3.25% due 08/15/29[1,3]	1,168,000	1,227,358
HAT Holdings I LLC / HAT Holdings II LLC
3.75% due 08/15/28[1,3]	978,000	1,167,243
Upstart Holdings, Inc.
1.00% due 11/15/30[1,3]	864,000	860,112

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.7% (continued)
Financial - 10.4% (continued)
Core Scientific, Inc.
due 06/15/31[1,3,4]	898,000	$855,345
PennyMac Corp.
8.50% due 06/01/29[1,3]	756,000	763,560
IREN Ltd.
3.25% due 06/15/30[1,3]	531,000	503,181
Total Financial		57,224,998
Communications - 9.7%
Uber Technologies, Inc.
0.88% due 12/01/28[1]	10,942,000	12,747,430
Wayfair, Inc.
3.25% due 09/15/27[1]	4,572,000	5,100,066
3.50% due 11/15/28[1]	2,000,000	2,650,000
Alibaba Group Holding Ltd.
0.50% due 06/01/31[1,3]	6,405,000	7,492,249
Snap, Inc.
0.50% due 05/01/30[1,3]	2,754,000	2,430,405
0.75% due 08/01/26[1]	1,685,000	1,662,842
Lyft, Inc.
0.63% due 03/01/29[1,3]	3,302,000	3,287,141
Spotify USA, Inc.
due 03/15/26[1,4]	2,275,000	2,705,885
Liberty Broadband Corp.
3.13% due 06/30/54[1,3]	2,432,000	2,698,304
AST SpaceMobile, Inc.
4.25% due 03/01/32[1,3]	2,379,000	2,579,671
JD.com, Inc.
0.25% due 06/01/29[1,3]	2,076,000	2,385,324
Trip.com Group Ltd.
0.75% due 06/15/29[1,3]	1,578,000	1,981,968
Cable One, Inc.
1.13% due 03/15/28[1]	1,685,000	1,397,539
Delivery Hero SE
3.25% due 02/21/30[1]	EUR 1,100,000	1,110,226
Palo Alto Networks, Inc.
0.38% due 06/01/25[1]	298,000	1,106,176
Viavi Solutions, Inc.
1.63% due 03/15/26[1]	853,000	940,433
Etsy, Inc.
0.13% due 10/01/26[1]	795,000	780,629
AMC Networks, Inc.
4.25% due 02/15/29[1,3]	563,000	567,222
Total Communications		53,623,510
Industrial - 6.3%
Rheinmetall AG
2.25% due 02/07/30[1]	EUR 1,400,000	3,592,800
Fluor Corp.
1.13% due 08/15/29[1]	2,721,000	3,395,536
Astronics Corp.
5.50% due 03/15/30[1,3]	2,830,000	3,198,294
Hon Hai Precision Industry Company Ltd.
due 08/05/26[1,4]	2,600,000	2,847,650
Tetra Tech, Inc.
2.25% due 08/15/28[1]	2,228,000	2,519,058
Schneider Electric SE
1.97% due 11/27/30[1]	EUR 1,800,000	2,448,886
SPIE S.A.
2.00% due 01/17/28[1]	EUR 1,800,000	2,142,191
Cellnex Telecom S.A.
0.50% due 07/05/28[1]	EUR 1,900,000	2,097,214
Bloom Energy Corp.
3.00% due 06/01/29[1,3]	1,000,000	1,380,500
3.00% due 06/01/28[1]	483,000	710,686
Salini SpA
4.00% due 05/30/28[1]	EUR 1,600,000	2,063,804
Itron, Inc.
1.38% due 07/15/30[1,3]	1,665,000	1,743,255
MTU Aero Engines AG
0.05% due 03/18/27[1]	EUR 1,500,000	1,660,711
Vishay Intertechnology, Inc.
2.25% due 09/15/30[1]	1,676,000	1,518,456
Daifuku Company Ltd.
due 09/13/30[1,4]	JPY 200,000,000	1,517,598
Safran S.A.
due 04/01/28[1,4]	4,673**	1,183,499
Xometry, Inc.
1.00% due 02/01/27[1]	825,000	823,763
Total Industrial		34,843,901
Energy - 3.3%
Saipem SpA
2.88% due 09/11/29[1]	EUR 2,900,000	4,205,853
Array Technologies, Inc.
1.00% due 12/01/28[1]	4,482,000	3,490,357
RAG-Stiftung
1.88% due 11/16/29[1]	EUR 2,200,000	2,484,363
Fluence Energy, Inc.
2.25% due 06/15/30[1,3]	2,494,000	2,318,554
Nabors Industries, Inc.
1.75% due 06/15/29[1]	3,072,000	2,220,476
Sunrun, Inc.
4.00% due 03/01/30[1,3]	2,000,000	1,747,000
Permian Resources Operating LLC
3.25% due 04/01/28[1]	416,000	1,067,853

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

	Face Amount~	Value
CONVERTIBLE BONDS†† - 69.7% (continued)
Energy - 3.3% (continued)
Sunnova Energy International, Inc.
2.63% due 02/15/28[1]	1,502,000	$430,323
Total Energy		17,964,779
Utilities - 2.6%
PPL Capital Funding, Inc.
2.88% due 03/15/28[1]	3,209,000	3,415,178
PG&E Corp.
4.25% due 12/01/27[1]	3,135,000	3,205,479
Southern Co.
3.88% due 12/15/25[1]	3,000,000	3,168,750
CMS Energy Corp.
3.38% due 05/01/28[1]	2,943,000	3,053,362
CenterPoint Energy, Inc.
4.25% due 08/15/26[1]	743,000	769,377
Duke Energy Corp.
4.13% due 04/15/26[1]	710,000	740,530
Total Utilities		14,352,676
Basic Materials - 2.2%
Centrus Energy Corp.
2.25% due 11/01/30[1,3]	4,049,000	4,438,919
B2Gold Corp.
2.75% due 02/01/30[1,3]	2,685,000	2,840,394
Gold Pole Capital Company Ltd.
1.00% due 06/25/29[1]	2,700,000	2,690,274
SGL Carbon SE
5.75% due 09/21/27[1]	EUR 1,000,000	1,014,872
Lithium Argentina AG
1.75% due 01/15/27[1]	787,000	602,055
United States Steel Corp.
5.00% due 11/01/26[1]	159,000	441,305
Total Basic Materials		12,027,819
Total Convertible Bonds
(Cost $365,392,694)		384,326,353
CORPORATE BONDS†† - 61.4%
Consumer, Non-cyclical - 14.3%
Brink's Co.
6.75% due 06/15/32[1,3]	2,238,000	2,286,894
4.63% due 10/15/27[1,3]	1,895,000	1,852,872
Kedrion SpA
6.50% due 09/01/29[1,3]	4,072,000	3,886,174
Veritiv Operating Co.
10.50% due 11/30/30[1,3]	3,400,000	3,700,099
Edgewell Personal Care Co.
4.13% due 04/01/29[1,3]	3,669,000	3,439,463
Mobius Merger Sub, Inc.
9.00% due 06/01/30[1,3]	3,521,000	3,424,172
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	3,437,000	3,422,964
Pediatrix Medical Group, Inc.
5.38% due 02/15/30[1,3]	3,502,000	3,360,150
Viking Baked Goods Acquisition Corp.
8.63% due 11/01/31[1,3]	3,356,000	3,288,110
TriNet Group, Inc.
3.50% due 03/01/29[1,3]	3,457,000	3,183,344
Encompass Health Corp.
4.63% due 04/01/31[1]	3,217,000	3,013,302
Adtalem Global Education, Inc.
5.50% due 03/01/28[1,3]	2,999,000	2,955,333
GEO Group, Inc.
8.63% due 04/15/29[1]	2,794,000	2,954,596
Service Corporation International
3.38% due 08/15/30[1]	3,089,000	2,744,675
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.13% due 04/30/31[1,3]	2,885,000	2,614,364
Varex Imaging Corp.
7.88% due 10/15/27[1,3]	2,474,000	2,561,624
Teva Pharmaceutical Finance Netherlands III BV
6.75% due 03/01/28[1]	2,410,000	2,481,955
Deluxe Corp.
8.13% due 09/15/29[1,3]	2,290,000	2,358,315
Cimpress plc
7.38% due 09/15/32[1,3]	2,307,000	2,294,471
Tenet Healthcare Corp.
4.38% due 01/15/30[1]	2,391,000	2,250,207
Central Garden & Pet Co.
4.13% due 04/30/31[1,3]	2,463,000	2,213,028
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75% due 01/15/29[1,3]	2,277,000	2,197,066
AMN Healthcare, Inc.
4.63% due 10/01/27[1,3]	2,255,000	2,186,556

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 61.4% (continued)
Consumer, Non-cyclical - 14.3% (continued)
AdaptHealth LLC
5.13% due 03/01/30[1,3]	2,350,000	$2,176,379
VM Consolidated, Inc.
5.50% due 04/15/29[1,3]	2,230,000	2,166,728
HLF Financing SARL LLC / Herbalife International, Inc.
12.25% due 04/15/29[1,3]	1,962,000	2,062,153
Fortrea Holdings, Inc.
7.50% due 07/01/30[1,3]	2,015,000	2,025,575
CHS/Community Health Systems, Inc.
5.25% due 05/15/30[1,3]	1,795,000	1,534,409
Kronos Acquisition Holdings, Inc.
8.25% due 06/30/31[1,3]	1,593,000	1,518,301
Prime Healthcare Services, Inc.
9.38% due 09/01/29[1,3]	1,565,000	1,489,677
Post Holdings, Inc.
4.63% due 04/15/30[1,3]	1,446,000	1,345,944
Total Consumer, Non-cyclical		78,988,900
Communications - 10.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 03/01/30[1,3]	4,215,000	3,906,930
5.13% due 05/01/27[1,3]	1,685,000	1,654,864
Sirius XM Radio LLC
4.00% due 07/15/28[1,3]	4,549,000	4,259,768
Rakuten Group, Inc.
9.75% due 04/15/29[1,3]	3,685,000	4,029,715
Acuris Finance US Incorporated / Acuris Finance SARL
9.00% due 08/01/29[1,3]	3,772,000	3,782,335
Directv Financing LLC / Directv Financing Company-Obligor, Inc.
5.88% due 08/15/27[1,3]	3,485,000	3,455,940
Level 3 Financing, Inc.
10.75% due 12/15/30[1,3]	1,687,000	1,906,310
4.88% due 06/15/29[1,3]	1,593,000	1,379,830
Stagwell Global LLC
5.63% due 08/15/29[1,3]	3,400,000	3,285,091
Match Group Holdings II LLC
4.13% due 08/01/30[1,3]	3,329,000	3,010,977
Nexstar Media, Inc.
4.75% due 11/01/28[1,3]	2,755,000	2,600,752
McGraw-Hill Education, Inc.
7.38% due 09/01/31[1,3]	2,491,000	2,594,386
Ciena Corp.
4.00% due 01/31/30[1,3]	2,783,000	2,577,029
Vmed O2 UK Financing I plc
7.75% due 04/15/32[1,3]	2,257,000	2,290,520
CSC Holdings LLC
4.13% due 12/01/30[1,3]	2,933,000	2,216,963
Cablevision Lightpath LLC
5.63% due 09/15/28[1,3]	2,149,000	2,022,398
Intelsat Jackson Holdings S.A.
6.50% due 03/15/30[1,3]	2,116,000	1,917,711
News Corp.
5.13% due 02/15/32[1,3]	1,959,000	1,871,898
Viasat, Inc.
5.63% due 04/15/27[1,3]	1,698,000	1,651,280
Neptune Bidco US, Inc.
9.29% due 04/15/29[1,3]	1,928,000	1,646,253
Directv Financing LLC
8.88% due 02/01/30[3]	1,593,000	1,574,598
Connect Finco SARL / Connect US Finco LLC
9.00% due 09/15/29[1,3]	1,688,000	1,515,111
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50% due 06/01/41[1]	1,679,000	1,160,129
Total Communications		56,310,788
Consumer, Cyclical - 9.8%
United Airlines, Inc.
4.38% due 04/15/26[1,3]	3,902,000	3,849,046
Carnival Corp.
5.75% due 03/01/27[1,3]	3,186,000	3,195,344

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 61.4% (continued)
Consumer, Cyclical - 9.8% (continued)
MGM Resorts International
5.50% due 04/15/27[1]	3,186,000	$3,191,601
Bath & Body Works, Inc.
6.88% due 11/01/35[1]	2,904,000	3,000,186
S&S Holdings LLC
8.38% due 10/01/31[1,3]	2,953,000	2,965,207
SeaWorld Parks & Entertainment, Inc.
5.25% due 08/15/29[1,3]	3,022,000	2,923,762
Nissan Motor Acceptance Company LLC
2.00% due 03/09/26[1,3]	2,998,000	2,881,212
Champ Acquisition Corp.
8.38% due 12/01/31[1,3]	2,700,000	2,820,137
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
6.75% due 01/15/30[1,3]	2,881,000	2,721,149
GYP Holdings III Corp.
4.63% due 05/01/29[1,3]	2,812,000	2,679,584
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.88% due 04/01/29[1,3]	2,811,000	2,658,013
OneSky Flight LLC
8.88% due 12/15/29[1,3]	2,388,000	2,452,381
Latam Airlines Group S.A.
7.88% due 04/15/30[1,3]	2,412,000	2,432,864
Churchill Downs, Inc.
4.75% due 01/15/28[1,3]	2,464,000	2,402,966
Phinia, Inc.
6.75% due 04/15/29[1,3]	2,305,000	2,371,944
Live Nation Entertainment, Inc.
3.75% due 01/15/28[1,3]	2,404,000	2,300,361
Kontoor Brands, Inc.
4.13% due 11/15/29[1,3]	2,255,000	2,098,400
Cruise Yacht Upper HoldCo Ltd.
11.88% due 07/05/28[1]	2,000,000	2,075,196
Sands China Ltd.
5.40% due 08/08/28[1]	1,817,000	1,811,851
Macy's Retail Holdings LLC
5.88% due 03/15/30[1,3]	1,859,000	1,790,458
Kohl's Corp.
4.25% due 07/17/25[1]	1,670,000	1,660,601
Total Consumer, Cyclical		54,282,263
Energy - 8.0%
CNX Resources Corp.
7.38% due 01/15/31[1,3]	5,711,000	5,865,123
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
7.38% due 02/15/29[1,3]	3,156,000	3,216,753
Civitas Resources, Inc.
8.75% due 07/01/31[1,3]	2,963,000	3,130,252
Hilcorp Energy I Limited Partnership / Hilcorp Finance Co.
6.25% due 04/15/32[1,3]	2,850,000	2,709,451
Parkland Corp.
4.63% due 05/01/30[1,3]	2,822,000	2,630,904
Martin Midstream Partners Limited Partnership / Martin Midstream Finance Corp.
11.50% due 02/15/28[1,3]	2,410,000	2,624,801
Harvest Midstream I, LP
7.50% due 09/01/28[1,3]	2,432,000	2,488,961
Howard Midstream Energy Partners LLC
7.38% due 07/15/32[1,3]	2,378,000	2,474,169
Venture Global LNG, Inc.
8.38% due 06/01/31[1,3]	2,343,000	2,467,730
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
8.63% due 06/15/29[1,3]	2,237,000	2,367,663
Nabors Industries, Inc.
9.13% due 01/31/30[1,3]	2,250,000	2,337,676
Aethon United BR Limited Partnership / Aethon United Finance Corp.
7.50% due 10/01/29[1,3]	2,251,000	2,310,442
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
7.88% due 05/15/32[1]	2,238,000	2,245,777
Vermilion Energy, Inc.
6.88% due 05/01/30[1,3]	2,197,000	2,191,018

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 61.4% (continued)
Energy - 8.0% (continued)
Northern Oil and Gas, Inc.
8.75% due 06/15/31[1,3]	1,732,000	$1,818,565
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
9.75% due 07/15/28[1,3]	1,856,000	1,808,750
Borr IHC Limited / Borr Finance LLC
10.38% due 11/15/30[1,3]	1,805,864	1,804,929
Total Energy		44,492,964
Financial - 5.9%
Freedom Mortgage Corp.
12.25% due 10/01/30[1,3]	2,852,000	3,186,457
7.63% due 05/01/26[1,3]	2,286,000	2,299,924
Iron Mountain, Inc.
4.50% due 02/15/31[1,3]	2,746,000	2,528,789
4.88% due 09/15/27[1,3]	1,775,000	1,743,675
OneMain Finance Corp.
6.63% due 01/15/28[1]	3,374,000	3,431,253
Uniti Group Limited Partnership / Uniti Group Finance Incorporated / CSL Capital LLC
10.50% due 02/15/28[1,3]	2,857,000	3,056,493
Enova International, Inc.
9.13% due 08/01/29[1,3]	1,684,000	1,773,980
11.25% due 12/15/28[1,3]	1,172,000	1,276,577
PRA Group, Inc.
5.00% due 10/01/29[1,3]	3,192,000	2,956,771
Armor Holdco, Inc.
8.50% due 11/15/29[1,3]	2,801,000	2,824,013
Aretec Group, Inc.
7.50% due 04/01/29[1,3]	1,417,000	1,422,301
10.00% due 08/15/30[1,3]	1,126,000	1,239,173
Planet Financial Group LLC
10.50% due 12/15/29[1,3]	2,410,000	2,484,596
AG TTMT Escrow Issuer LLC
8.63% due 09/30/27[1,3]	2,227,000	2,319,372
Total Financial		32,543,374
Technology - 5.1%
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[1,3]	3,872,000	3,759,503
McAfee Corp.
7.38% due 02/15/30[1,3]	3,250,000	3,205,221
Playtika Holding Corp.
4.25% due 03/15/29[1,3]	3,388,000	3,128,970
ASGN, Inc.
4.63% due 05/15/28[1,3]	3,013,000	2,900,923
Open Text Corp.
3.88% due 12/01/29[1,3]	2,998,000	2,751,519
Ahead DB Holdings LLC
6.63% due 05/01/28[1,3]	2,632,000	2,607,321
Seagate HDD Cayman
5.75% due 12/01/34[1]	2,320,000	2,262,212
Xerox Holdings Corp.
5.50% due 08/15/28[1,3]	2,642,000	2,255,510
Diebold Nixdorf, Inc.
7.75% due 03/31/30[1,3]	2,123,000	2,203,009
Western Digital Corp.
2.85% due 02/01/29[1]	2,307,000	2,071,033
Crane NXT Co.
4.20% due 03/15/48[1]	1,687,000	1,082,945
Total Technology		28,228,166
Basic Materials - 4.1%
FMG Resources August 2006 Pty Ltd.
4.50% due 09/15/27[1,3]	2,810,000	2,741,275
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[1,3]	2,552,000	2,577,752
Mineral Resources Ltd.
9.25% due 10/01/28[1,3]	2,314,000	2,451,512
Vibrantz Technologies, Inc.
9.00% due 02/15/30[1,3]	2,649,000	2,424,926

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 61.4% (continued)
Basic Materials- 4.1% (continued)
WE Soda Investments Holding plc
9.38% due 02/14/31[1,3]	2,251,000	$2,314,968
Cleveland-Cliffs, Inc.
7.00% due 03/15/32[1,3]	2,307,000	2,305,004
Ingevity Corp.
3.88% due 11/01/28[1,3]	2,378,000	2,207,452
Mercer International, Inc.
5.13% due 02/01/29[1]	2,250,000	1,997,798
Chemours Co.
4.63% due 11/15/29[1,3]	2,170,000	1,928,718
Celanese US Holdings LLC
6.63% due 07/15/32[1]	1,445,000	1,484,577
Total Basic Materials		22,433,982
Industrial - 3.4%
Fortress Transportation and Infrastructure Investors LLC
7.00% due 06/15/32[1,3]	3,603,000	3,657,103
Energizer Holdings, Inc.
4.38% due 03/31/29[1,3]	3,277,000	3,067,978
Rand Parent LLC
8.50% due 02/15/30[1,3]	2,762,000	2,866,934
Cornerstone Building Brands, Inc.
9.50% due 08/15/29[1,3]	2,733,000	2,732,848
Manitowoc Company, Inc.
9.25% due 10/01/31[1,3]	2,370,000	2,466,625
Wilsonart LLC
11.00% due 08/15/32[1,3]	2,218,000	2,221,001
Quikrete Holdings, Inc.
6.38% due 03/01/32[3]	1,595,000	1,600,965
Total Industrial		18,613,454
Utilities - 0.6%
NRG Energy, Inc.
3.63% due 02/15/31[1,3]	3,525,000	3,108,819
Total Corporate Bonds
(Cost $334,660,305)		339,002,710
ASSET-BACKED SECURITIES†† - 6.9%
Collateralized Loan Obligations - 6.9%
720 East CLO Ltd.
2023-IA, 10.15% (3 Month Term SOFR + 5.85%, Rate Floor: 5.85%) due 04/15/36◊,1,3	4,000,000	4,033,000
Dryden 49 Senior Loan Fund
2021-49A, 7.95% (3 Month Term SOFR + 3.66%, Rate Floor: 3.66%) due 07/18/30◊,1,3	4,000,000	4,008,988
Park Blue CLO Ltd.
2023-3A, 9.69% (3 Month Term SOFR + 5.40%, Rate Floor: 5.40%) due 04/20/36◊,1,3	3,400,000	3,435,839
Galaxy 31 CLO Ltd.
2023-31A, 9.55% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 04/15/36◊,1,3	3,400,000	3,435,217
Pikes Peak CLO 15 2023 Ltd.
2023-15A, 8.74% (3 Month Term SOFR + 4.45%, Rate Floor: 4.45%) due 10/20/36◊,1,3	3,000,000	3,058,704
1988 CLO 2 Ltd.
2023-2A, 10.70% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 04/15/38◊,1,3	3,000,000	3,039,015
Fortress Credit BSL Ltd.
2023-1A, 10.46% (3 Month Term SOFR + 6.17%, Rate Floor: 6.17%) due 04/23/36◊,1,3	3,000,000	3,035,622
Invesco US CLO Ltd.
2023-2A, 9.24% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 04/21/36◊,1,3	2,750,000	2,783,979
Parallel Ltd.
2023-1A, 10.46% (3 Month Term SOFR + 6.17%, Rate Floor: 6.17%) due 07/20/36◊,1,3	2,500,000	2,560,092
OZLM XXIV Ltd.
2021-24A, 7.95% (3 Month Term SOFR + 3.66%, Rate Floor: 3.66%) due 07/20/32◊,1,3	2,500,000	2,513,890
Sound Point CLO XXVII Ltd.
2021-2A, 7.91% (3 Month Term SOFR + 3.61%, Rate Floor: 3.61%) due 10/25/34◊,1,3	2,500,000	2,508,273

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 6.9% (continued)
Collateralized Loan Obligations - 6.9% (continued)
Katayma CLO I Ltd.
2023-1A, 9.54% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/20/36◊,3	2,000,000	$2,043,692
Empower CLO Ltd.
2023-2A, 9.70% (3 Month Term SOFR + 5.40%, Rate Floor: 5.40%) due 07/15/36◊,1,3	1,500,000	1,535,181
Total Collateralized Loan Obligations		37,991,492
Total Asset-Backed Securities
(Cost $36,988,262)		37,991,492
SENIOR FLOATING RATE INTERESTS††,◊ - 2.0%
Consumer, Cyclical - 1.1%
Alterra Mountain Co.
7.06% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/17/28	2,721,579	2,721,579
Staples, Inc.
10.18% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 09/10/29	2,238,390	2,154,050
American Greetings Corp.
10.07% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 10/30/29	1,106,776	1,112,863
Total Consumer, Cyclical		5,988,492
Industrial - 0.5%
TransDigm, Inc.
7.04% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/24/28	2,884,615	2,896,682
Technology - 0.4%
Boxer Parent Company, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	2,250,000	2,259,844
Total Technology		2,259,844
Total Senior Floating Rate Interests
(Cost $11,058,977)		11,145,018
Total Investments - 162.5%
(Cost $867,740,357)		$ 896,842,857
Other Assets & Liabilities, net - (62.5)%		(344,857,943)
Total Net Assets - 100.0%		$ 551,984,914

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	EUR	Sell	40,880,697	43,136,253 USD	03/13/25	$560,595
Bank of New York Mellon	JPY	Sell	1,175,812,100	7,795,406 USD	03/13/25	167,884
Bank of New York Mellon	AUD	Sell	5,434,888	3,459,812 USD	03/13/25	69,252
Bank of New York Mellon	EUR	Buy	1,259,788	1,302,773 USD	03/13/25	9,248
Bank of New York Mellon	HKD	Sell	19,859,581	2,556,522 USD	03/13/25	5,082
Bank of New York Mellon	AUD	Buy	284,562	177,698 USD	03/13/25	(174)
Bank of New York Mellon	CHF	Buy	100,424	114,965 USD	03/13/25	(3,881)
Bank of New York Mellon	HKD	Buy	19,557,125	2,518,721 USD	03/13/25	(6,138)
						$801,868

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Represents shares.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at January 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

1	All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of January 31, 2025, the total value of securities segregated was $872,819,162.
2	Rate indicated is the 7-day yield as of January 31, 2025.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $469,011,310 (cost $459,110,194), or 85.0% of total net assets.
4	Zero coupon rate security.

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro
HKD — Hong Kong Dollar
JPY — Japanese Yen
LLC — Limited Liability Company
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 54,705,790	$ —	$ —	$ 54,705,790
Convertible Preferred Stocks	28,094,912	20,016,057	—	48,110,969
Money Market Fund	21,560,525	—	—	21,560,525
Convertible Bonds	—	384,326,353	—	384,326,353
Corporate Bonds	—	339,002,710	—	339,002,710
Asset-Backed Securities	—	37,991,492	—	37,991,492
Senior Floating Rate Interests	—	11,145,018	—	11,145,018
Forward Foreign Currency Exchange Contracts**	—	812,061	—	812,061
Total Assets	$ 104,361,227	$ 793,293,691	$ —	$ 897,654,918

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 10,193	$ —	$ 10,193

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for the breakdown of investments by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $192,022,988 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold any Level 3 securities during the period ended January 31, 2025.

Advent Convertible and Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2025

Note 1 – Organization and Significant Accounting Policies

Organization

Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, under the 1940 Act, the Board designated Advent Capital Management, LLC (“Advent” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee (the “Valuation Committee”), in determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Equity securities that are traded on an exchange or on the over-the-counter (“OTC”) market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Advent Convertible and Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a third-party pricing vendor in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Asset-back securities (“ABS”) and other structured finance securities are generally valued using a independent third-party pricing service.

Typically, loans are valued using information provided by independent third-party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Advent Convertible and Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Advent Convertible and Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	January 31, 2025

Independent third-party pricing services are used to value a majority of the Fund’s investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At January 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$870,426,318	$40,207,744	$(12,989,337)	$27,218,407

Note 5 - Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, environmental or man-made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.